Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Telephone: (202) 261-3300
Fax: (202) 261-3333

September 12, 2007

Via EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:                           ING Variable Funds (the “Registrant”) on behalf of ING VP Growth and Income Portfolio (File Nos. 333-145941)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Registrant that the forms of Prospectus and Statement of Additional Information relating to ING VP Growth and Income Portfolio, an individual series of the Registrant, that would have been filed by the Registrant pursuant to Rule 497(b) do not differ from those contained in the Registrant’s Registration Statement (“Registration Statement”) which was filed on EDGAR (File Nos. 333-145941) and went effective on September 10, 2007.  The text of the Registration Statement was filed electronically.

Please direct any questions concerning this filing to the undersigned at 202.261.3496 or Steven S. Drachman at 212.641.5627.

Sincerely,

/s/ Hoang T. Pham
Hoang T. Pham